DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) item $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares	Mar. 02, 2023 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item		1		1
Gross proceeds			$ 247,940,000
Purchase price per unit | $ / shares		$ 0.10		$ 0.10
Share price | $ / shares		$ 10.00		$ 10.00
Investments maximum maturity term	185 days
Transaction costs		$ 14,534,731		$ 14,534,731
Underwriting fees		5,060,000		5,060,000
Deferred underwriting fee payable		8,855,000	$ 8,855,000	8,855,000	$ 8,855,000
Other offering costs		$ 619,731		$ 619,731
Condition for future business combination use of proceeds percentage		80.00%		80.00%
Condition for future business combination threshold percentage ownership		50.00%		50.00%
Redemption limit percentage without prior consent		100.00%		100.00%
Total deposit		$ 2,530,000		$ 2,530,000
Threshold trading days for redeem public shares after completion of initial business combination		10 days		10 days
Maximum net interest to pay dissolution expenses		$ 100,000		$ 100,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares	25,300,000
Gross proceeds	$ 253,000,000
Purchase price per unit | $ / shares		$ 10.00		$ 10.00
Investment of cash into trust account	$ 253,000,000
Share price | $ / shares	$ 10.00
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		15.00%		15.00%
Threshold period from closing of public offering entity is obligated to complete business combination		18 months		18 months
Threshold period from closing of public offering entity is obligated to extension business combination		21 months		21 months
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares	800,000
Purchase price per unit | $ / shares	$ 10.00
Sale of private placement units (in shares) | shares	66,000
Proceeds from sale of private placement warrants	$ 8,000,000
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares	3,300,000